Schedule of General and Administrative Expenses (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total General and administrative expense	₪ 36,082	₪ 27,206		₪ 8,593
Payroll And Associated Expenses [Member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	10,960	8,673		5,207
Consulting And Professional Expenses [Member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	7,759	4,686		1,183
Directors Fees [Member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	821	567		329
Insurance [Member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	2,147	2,661		395
Rent And Maintenance [Member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	5,997	2,837		395
Provision for Doubtful Debts [Member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	(20)	477	[1]
Fees [Member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	302	337		172
Depreciation [Member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	4,224	2,931		691
Other [Member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	₪ 3,892	₪ 4,037	[1]	₪ 221

[1]	Reclassified